2. Investment Securities (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Book value of available for sale securities	$ 32,958,173	$ 33,275,039
Fair value of available for sale securities	32,946,894	33,235,708
Proceeds from sales of securities	10,978,026	9,095,380
Gains from sales of securities	39,144	2,566
Loss from sales of securities	11,306	8,087
Investment in FHLBB stock	$ 2,744,300	$ 3,044,700
U.S. GSE debt securities
Number of securities		12
U.S. GSE debt securities
Number of securities	10	1
Agency mortgage-backed securities (Agency MBS)
Number of securities	4